Income taxes - Income tax expense (Details) - USD ($)	3 Months Ended		6 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 28, 2026	Feb. 28, 2025
Income taxes
Total income tax expense (recovery)	$ (8,997)	$ (6,858)	$ (18,055)	$ 8,504